ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at Beginning of Period	$ 0	$ 528	$ 6,457	$ 9,088
Charged to Expense	530	1,981	1,285	2,455
Deductions	2	(1,086)	2,967	5,086
Balance at End of Period	$ 528	$ 3,595	$ 4,775	$ 6,457